Financial Instruments - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	$ 11,471,243	$ 26,130,493	$ 4,339,911
Accounts payable and accrued liabilities	6,447,888	2,218,352
Warrant liability	$ 11,250,167	17,849,460	$ 2,365,691
Changes in sensitivity interest rate	1.00%
Annual net loss changes due to interest rate effect	$ 113,711	257,762
5% strengthening of US Dollar against Canadian Dollar [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Profit of (Loss)	192,059	888,913
CDN Current assets [member] | 5% strengthening of US Dollar against Canadian Dollar [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Strengthening of currency against current assets	277,228	509,371
Profit of (Loss)	(10,155)	(20,301)
CDN Accounts payable and accrued liability [member] | 5% strengthening of US Dollar against Canadian Dollar [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Strengthening of currency against accounts payable and accrued liabilities	5,520,457	22,813,047
Profit of (Loss)	202,214	$ 909,214
Transition Adjustments [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected incremental funding	$ 45,000,000